Accounts receivable, net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts receivable, net
Schedule of accounts receivable

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Accounts receivable	55,720	59,883	8,359
Less: allowance for credit losses	(4,916)	(5,769)	(805)
Total accounts receivable, net	50,804	54,114	7,554

Schedule of movement in allowance for credit losses

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Balance at beginning of the period	5,331	4,916	686
Provisions	1,362	2,283	319
Write-offs	(1,777)	(1,430)	(200)
Balance at end of the period	4,916	5,769	805